Supplemental Cash Flow Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Cash Flow, Supplemental [Line Items]
Cash paid for interest, net	$ 67.5	$ 69.4	$ 66.7
Cash paid for income taxes, net	$ 134.2	$ 91.2	$ 82.0